Reserves for Losses and Adjustment Expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance [Abstract]
Provision for losses and LAE for claims incurred	$ (0.9)	$ 59.5	$ (111.1)
Prior years	(0.9)	59.5	(111.1)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	(0.9)	59.5	$ (111.1)
Reinsurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	36.1	54.9
Prior years	36.1	54.9
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	36.1	54.9
Insurance
Insurance [Abstract]
Provision for losses and LAE for claims incurred	(35.2)	(114.4)
Prior years	(35.2)	(114.4)
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	(35.2)	$ (114.4)
Crop Re
Insurance [Abstract]
Provision for losses and LAE for claims incurred	0.9
Prior years	0.9
Financial Guarantee Insurance Contracts, Premium Received over Contract Period [Line Items]
Prior years	$ 0.9